Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

21. Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

Year Ended December 31,	2017	2016	2015
Basic net earnings per share:
Basic net earnings	$1,318,688	$796,271	$80,724
Earnings allocated to participating securities	(4,549)	(2,632)	(1,514)

Net earnings available to common stockholders	$1,314,139	$793,639	$79,210

Average shares outstanding	319,990	319,563	320,565

Basic net earnings per share	$4.11	$2.48	$0.25

Diluted net earnings per share:
Diluted net earnings	$1,318,688	$796,271	$80,724
Earnings allocated to participating securities	(4,539)	(2,631)	(1,514)

Net earnings available to common stockholders	$1,314,149	$793,640	$79,210

Diluted average shares outstanding:
Basic shares outstanding	319,990	319,563	320,565
Dilutive effect of stock options and other	783	259	114

	320,773	319,822	320,679

Diluted net earnings per share	$4.10	$2.48	$0.25

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

Year Ended December 31,	2017	2016	2015
Anti-dilutive stock options:
Weighted-average shares	407	942	1,226

Weighted-average exercise price	$59.07	$47.04	$47.20